FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2007

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
August 7, 2007

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $70117

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      524     9784 SH       SOLE                     9784
Amazon.com Inc.                COM              023135106     1901    27790 SH       SOLE                    27790
American Express Co.           COM              025816109     1577    25783 SH       SOLE                    25783
American International Group,  COM              026874107     1388    19816 SH       SOLE                    19816
Amgen, Inc.                    COM              031162100      346     6250 SH       SOLE                     6250
Anheuser-Busch Companies, Inc. COM              035229103      923    17690 SH       SOLE                    17690
Berkshire Hathaway Cl. B       COM              084670207     3230      896 SH       SOLE                      896
Biovail Corp.                  COM              09067J109      203     8000 SH       SOLE                     8000
Capital One Financial, Inc.    COM              14040H105     1233    15720 SH       SOLE                    15720
Caterpillar, Inc.              COM              149123101     1552    19826 SH       SOLE                    19826
Cisco Systems, Inc.            COM              17275R102     2241    80476 SH       SOLE                    80476
Citigroup, Inc.                COM              172967101     2120    41340 SH       SOLE                    41340
Coca-Cola Co.                  COM              191216100     2696    51546 SH       SOLE                    51546
ConocoPhillips                 COM              20825C104     1567    19967 SH       SOLE                    19967
Costco Cos.                    COM              22160K105     1671    28559 SH       SOLE                    28559
Dell, Inc.                     COM              24702R101     2955   103520 SH       SOLE                   103520
Exxon Mobil Corp.              COM              30231G102      358     4270 SH       SOLE                     4270
Freeport-McMoran Copper & Gold COM              35671D857     1181    14260 SH       SOLE                    14260
Gannett Co., Inc.              COM              364730101      240     4375 SH       SOLE                     4375
General Electric Co.           COM              369604103     2493    65115 SH       SOLE                    65115
Goldman Sachs Group, Inc.      COM              38141G104      935     4315 SH       SOLE                     4315
Home Depot, Inc.               COM              437076102     2162    54936 SH       SOLE                    54936
Intel Corp.                    COM              458140100     1266    53338 SH       SOLE                    53338
JPMorgan Chase & Co., Inc.     COM              46625H100     2203    45464 SH       SOLE                    45464
Johnson & Johnson, Inc.        COM              478160104     2010    32622 SH       SOLE                    32622
Medco Health Solutions, Inc.   COM              58405U102     1734    22234 SH       SOLE                    22234
Medtronic, Inc.                COM              585055106     2060    39727 SH       SOLE                    39727
Microsoft Corp.                COM              594918104     1752    59463 SH       SOLE                    59463
Nabors Industries, Inc.        COM              G6359F103     1137    34060 SH       SOLE                    34060
Oil Service Holders Tr. Dep. R COM              678002106     1913    10950 SH       SOLE                    10950
Paychex, Inc.                  COM              704326107      358     9142 SH       SOLE                     9142
Pfizer, Inc.                   COM              717081103     2138    83618 SH       SOLE                    83618
Procter & Gamble Co.           COM              742718109     2358    38544 SH       SOLE                    38544
Pulte Homes Corp.              COM              745867101      771    34353 SH       SOLE                    34353
Stryker Corp.                  COM              863667101     1015    16086 SH       SOLE                    16086
Sysco Corp.                    COM              871829107     1568    47515 SH       SOLE                    47515
The Progressive Corp.          COM              743315103     1792    74875 SH       SOLE                    74875
Time Warner, Inc.              COM              887317105     2092    99439 SH       SOLE                    99439
Tyco International Ltd.        COM              G9143X208     2238    66239 SH       SOLE                    66239
UnitedHealthcare Group, Inc.   COM              91324P102     2124    41529 SH       SOLE                    41529
Wal-Mart Stores                COM              931142103     1934    40201 SH       SOLE                    40201
Walgreen Co.                   COM              931422109      792    18200 SH       SOLE                    18200
Wells Fargo & Co.              COM              949746101     1705    48474 SH       SOLE                    48474
eBay, Inc.                     COM              278642103     1657    51488 SH       SOLE                    51488